Property and Equipment (Details) - Schedule of Property and Equipment - Property, Plant and Equipment [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	$ 3,247,702	$ 3,256,821	$ 2,610,614
Less: accumulated depreciation	(1,897,931)	(1,446,677)	(725,408)
Total property and equipment, net	1,349,771	1,810,144	1,885,206
Machinery and equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	1,402,596	1,402,596	1,403,817
Office furniture and equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	143,389	143,389	156,960
Transportation equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	934,397	943,516	883,077
Displays [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	610,960	610,960
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	$ 156,360	156,360	$ 166,760
Previously Reported [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross		3,524,442
Less: accumulated depreciation		(1,625,793)
Total property and equipment, net		1,898,649
Previously Reported [Member] | Machinery and equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross		1,406,531
Previously Reported [Member] | Office furniture and equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross		156,960
Previously Reported [Member] | Transportation equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross		1,158,102
Previously Reported [Member] | Displays [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross		610,960
Previously Reported [Member] | Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross		$ 191,889